Acceptances - Additional Information (Detail)	12 Months Ended
Mar. 31, 2018
Bottom of range [member]
Disclosure Of Acceptances And Guarantees By Counterparty [Line Items]
Percentage of interest rate on acceptance from bank	1.50%
Top of range [member]
Disclosure Of Acceptances And Guarantees By Counterparty [Line Items]
Percentage of interest rate on acceptance from bank	3.50%